Pensions and Other Post-employment Benefits - Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ 538	£ 313
Benefit plans	(3,539)	(4,090)	£ (3,229)
Other non-current assets [member] | Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Post-retirement benefits/Pension schemes in deficit and surplus	538	313	258
Pensions and other post-employment benefits [member] | Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Post-retirement benefits/Pension schemes in deficit and surplus	(2,043)	(2,397)	(1,842)
Pensions and other post-employment benefits [member] | Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ (1,496)	£ (1,693)	£ (1,387)